RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Related Party [Abstract]
Disclosure of transactions between related parties	The amount for compensation expense recognized in net earnings for key management personnel, was as follows:

	2023	2022

Short-term employee benefits	$5,950	$7,894
Post-employment benefits	199	181
Termination benefits(1)	4,431	—
Share-based payments	18,376	24,826
	$28,956	$32,901
The amounts included in accounts payable and accrued liabilities for share-based compensation awards to key management personnel were as follows:

	December 31, 2023	January 1, 2023

DSUs	$13,576	$10,560